Employee Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 215.3	$ 201.5	$ 181.8	$ 185.7
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	51.8	40.7
Equities
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	124.4	121.7
Stable value funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	30.9	30.2
Money market funds, cash and other
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	8.2	8.9
Level 1
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	149.3	162.4
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	35.3	40.7
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	114.0	121.7
Level 1 | Stable value funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Level 1 | Money market funds, cash and other
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	57.8	30.2
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	16.5	0.0
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	10.4	0.0
Level 2 | Stable value funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	30.9	30.2
Level 2 | Money market funds, cash and other
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Stable value funds
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Level 3 | Money market funds, cash and other
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0.0	0.0
Assets Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	8.2	8.9
Assets Measured at NAV | Money market funds, cash and other
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 8.2	$ 8.9